Shareholders' equity (Tables)	12 Months Ended
Mar. 29, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Transactions Affecting Issued and Outstanding Share Capital
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2019	51,004,076	1.4	59,106,998	111.2	110,111,074	112.6
Purchase of subordinate voting shares	—	—	(853,500)	(38.7)	(853,500)	(38.7)
Excess of purchase price over average share capital amount	—	—	—	37.1	—	37.1
Exercise of stock options	—	—	742,134	3.7	742,134	3.7
Settlement of RSUs	—	—	3,550	—	3,550	—
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 31, 2018 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2017	83,308,154	2.2	23,088,883	101.1	106,397,037	103.3
Convert multiple voting shares to subordinate voting shares	(12,414,078)	(0.3)	12,414,078	0.3	—	—
Exercise of stock options	—	—	1,994,588	2.8	1,994,588	2.8
March 31, 2018	70,894,076	1.9	37,497,549	104.2	108,391,625	106.1
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 31, 2019 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2018	70,894,076	1.9	37,497,549	104.2	108,391,625	106.1
Issuance of subordinate voting shares in business combination (note 5)	—	—	16,946	1.5	16,946	1.5
Convert multiple voting shares to subordinate voting shares	(19,890,000)	(0.5)	19,890,000	0.5	—	—
Exercise of stock options	—	—	1,702,503	5.0	1,702,503	5.0
March 31, 2019	51,004,076	1.4	59,106,998	111.2	110,111,074	112.6